REPORTABLE SEGMENTS Q - Schedule of Assets and Liabilities by Reportable Segment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total assets	$ 11,522,716	$ 7,119,855
Total liabilities	8,350,397	4,925,503
Digital Assets
Segment Reporting Information [Line Items]
Total assets	8,442,765	3,723,814
Total liabilities	7,176,351	3,163,499
Data Centers
Segment Reporting Information [Line Items]
Total assets	1,414,863	199,694
Total liabilities	660,573	0
Treasury and Corporate
Segment Reporting Information [Line Items]
Total assets	1,665,088	3,196,347
Total liabilities	$ 513,473	$ 1,762,004